Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Transactions
Schedule of Expenses
	Year ended December 31,
	2017	2016	2015
	NIS in thousand

Research and development expenses	502	495	207
General and administrative expenses	176	676	235

	678	1,171	442

Summary of weighted average exercise prices and modification in option plans of employees, directors and consultants
	Shares subject to options outstanding
	2017		2016		2015
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
		NIS		NIS		NIS
Outstanding at beginning of year	737,028	10.12	798,579	12.21	592,707	15.33
Grants	970,000	2.71	180,000	4.43	240,000	4.33
Forfeited/expired	(216,605)	15.34	(241,551)	12.79	(34,128)	10.96

Outstanding at end of year	1,490,423	4.68	737,028	10.12	798,579	12.21

Exercisable at end of year	451,266	8.39	402,500	14.90	557,749	15.56

Summary of estimated using the binomial option pricing model
	December 31,
Description	2017	2016

Risk-free interest rate	1.89%-2.31%	2.01%-2.02%
Expected volatility	74.4%-77.64%	77.84%-78.22%
Dividend yield	0	0
Contractual life	10	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5
Exercise price	2.513-3.393	4.317-5.376